NORTHERN LIGHTS FUND TRUST IV

April 04, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Northern Lights Fund Trust IV – QuantX Risk Managed Growth ETF, QuantX Risk Managed Multi-Asset Income ETF, QuantX Risk Managed Multi-Asset Total Return ETF, QauntX Risk Managed Real Return ETF, QuantX Dynamic Beta US Equity ETF

Post Effective Amendment No. 99 to the Registration Statement on Form N-1A

(File No. 333-204808, CIK No, 0001644419)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust IV (the “Trust”), on behalf of Measured Risk Strategy Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 99 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on March 28, 2018 (SEC Accession No. 0001580642-18-001741).

        Questions related to this filing should be directed to Bibb Strench of Thompson Hine LLP at (614) 469-3265 or to Jennifer Farrell at (631) 470-2600.

Very truly yours,

/s/ Jennifer Farrell

Jennifer Farrell

Secretary

cc: Bibb Strench, Esq.